Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
REVENUES
Product sales	$ 222,462	$ 285,914	$ 757,790	$ 779,835
EXPENSES
Personnel	424,823	520,666	1,328,156	1,241,742
Cost of products sold (exclusive of direct and indirect overhead and handling costs)	11,578	25,971	50,958	62,830
Research and development	1,086,753	941,539	4,859,794	3,071,113
Repairs and maintenance	1,408	1,232	4,521	4,215
Professional fees	72,319	151,749	435,282	613,000
Office and other	48,202	233,555	306,387	583,692
Board of Directors fees and costs	9,718	37,008	38,434	101,704
Depreciation	3,117	1,292	9,353	4,261
Freight and shipping	543	1,527	3,575	3,977
Bad debt expense			1,272
Total operating expenses	1,658,461	1,914,539	7,037,732	5,686,534
LOSS FROM OPERATIONS	(1,435,999)	(1,628,625)	(6,279,942)	(4,906,699)
OTHER INCOME
Investment and other income	390	3,284	17,949	9,181
LOSS BEFORE INCOME TAXES	(1,435,609)	(1,625,341)	(6,261,993)	(4,897,518)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,435,609)	$ (1,625,341)	$ (6,261,993)	$ (4,897,518)
BASIC AND FULLY DILUTED NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	151,945,741	121,086,101	144,310,921	104,286,287